Loan operations - Loan operations by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	R$ 321,697,974	R$ 229,197,214
Expected Credit Loss	(688,978)	(584,831)
Financial Assets At Amortized Cost Loan Operations	29,228,463	28,551,935
Loans operations
Disclosure of financial assets [line items]
Financial assets	29,648,544	28,881,889
Expected Credit Loss	(420,081)	(329,954)
Loans to consumers [member]
Disclosure of financial assets [line items]
Financial assets	23,217,323	24,845,243
Loans to consumers [member] | Loans And Receivables, Pledged Asset Loan [Member]
Disclosure of financial assets [line items]
Financial assets	12,674,565	12,366,330
Loans to consumers [member] | Loans And Receivables, Non-Pledged Loan [Member]
Disclosure of financial assets [line items]
Financial assets	4,516,553	7,054,507
Loans to consumers [member] | Loans And Receivables, Credit Card [Member]
Disclosure of financial assets [line items]
Financial assets	6,026,205	5,424,406
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets	6,431,221	4,036,646
Loans to government [member] | Loans And Receivables, Pledged Asset Loan [Member]
Disclosure of financial assets [line items]
Financial assets	549,148	764,712
Loans to government [member] | Loans And Receivables, Non-Pledged Loan [Member]
Disclosure of financial assets [line items]
Financial assets	3,506,397	959,898
Loans to government [member] | Loans And Receivables, Credit Card [Member]
Disclosure of financial assets [line items]
Financial assets	R$ 2,375,676	R$ 2,312,036